Note 9. Debt and Capital Lease Obligations (Redemption Prices) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Aug. 20, 2012
Debt Instrument [Line Items]
Stock Price		$ 2.77
Debt Instrument, Convertible, Conversion Price	$ 14.62
Conversion Option [Member] | 2018 Senior Notes [Member]
Debt Instrument [Line Items]
Stock Price	$ 20.50
Fair Value Assumptions, Risk Free Interest Rate	1.34%
Fair Value Assumptions, Expected Volatility Rate	45.00%
Fair Value Assumptions, Expected Dividend Rate	0.00%
Derivative Maturity Year	2018
Conversion Option [Member] | 2021 Senior Notes [Member]
Debt Instrument [Line Items]
Stock Price	$ 20.50
Fair Value Assumptions, Risk Free Interest Rate	1.95%
Fair Value Assumptions, Expected Volatility Rate	45.00%
Fair Value Assumptions, Expected Dividend Rate	0.00%
Derivative Maturity Year	2021
Note Hedge Derivative [Member] | 2018 Senior Notes [Member]
Debt Instrument [Line Items]
Stock Price	$ 20.50
Class of Warrant or Right, Exercise Price of Warrants or Rights	14.62
Fair Value Assumptions, Risk Free Interest Rate	1.30%
Fair Value Assumptions, Expected Volatility Rate	45.00%
Fair Value Assumptions, Expected Dividend Rate	0.00%
Note Hedge Derivative [Member] | 2021 Senior Notes [Member]
Debt Instrument [Line Items]
Stock Price	$ 20.50
Class of Warrant or Right, Exercise Price of Warrants or Rights	14.62
Fair Value Assumptions, Risk Free Interest Rate	1.93%
Fair Value Assumptions, Expected Volatility Rate	45.00%
Fair Value Assumptions, Expected Dividend Rate	0.00%
Derivative Maturity Year	2021
Warrant Options [Member] | 2018 Senior Notes [Member]
Debt Instrument [Line Items]
Stock Price	$ 20.50
Class of Warrant or Right, Exercise Price of Warrants or Rights	18.35
Fair Value Assumptions, Risk Free Interest Rate	1.45%
Fair Value Assumptions, Expected Volatility Rate	42.00%
Fair Value Assumptions, Expected Dividend Rate	0.00%
Derivative Maturity Year	2018
Warrant Options [Member] | 2021 Senior Notes [Member]
Debt Instrument [Line Items]
Stock Price	$ 20.50
Class of Warrant or Right, Exercise Price of Warrants or Rights	18.93
Fair Value Assumptions, Risk Free Interest Rate	2.30%
Fair Value Assumptions, Expected Volatility Rate	42.00%
Fair Value Assumptions, Expected Dividend Rate	0.00%
Derivative Maturity Year	2021